Schedule of Maturities of Long-term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (excluding the six months ended June 30, 2021)	$ 2,017,659
2021	10,015,530	$ 4,852,023
2022	434,386	1,987,520
2023		1,440,275
2024
Thereafter
Long-term Debt, Gross	12,467,575	8,279,818
Less: debt discount	(6,821,756)	(349,341)
Long-term Debt	$ 5,645,819	7,930,477
2025